Goodwill and Intangibles 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Amortization details resulting from business combinations
Amount	$ 128,271	$ 123,366
Intangible assets gross excluding goodwill	129,561	124,656
Total finite lived Intangibles	44,721	35,105
Total Intangibles	83,550	88,261
Total Intangibles	84,840	89,551
Indefinite-Lived Trade Names [Member]
Amortization details resulting from business combinations
Indefinite - Lived Trade Names	1,290	1,290
Customer relationships [Member]
Amortization details resulting from business combinations
Amount	84,249	78,084
Total finite lived Intangibles	29,905	23,111
Total Intangibles	54,344	54,973
Trade names [Member]
Amortization details resulting from business combinations
Amount	25,677	25,944
Total finite lived Intangibles	7,428	5,666
Total Intangibles	18,249	20,278
Vendor relationships [Member]
Amortization details resulting from business combinations
Amount	13,605	14,211
Total finite lived Intangibles	4,500	3,696
Total Intangibles	9,105	10,515
Non-competition agreements [Member]
Amortization details resulting from business combinations
Amount	4,740	5,127
Total finite lived Intangibles	2,888	2,632
Total Intangibles	$ 1,852	$ 2,495